Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 East Financial Way, Suite 100
Glendora, California 91741

October 14, 2022

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Professionally Managed Portfolios (the "Trust")
File Nos.: 33-12213 and 811-05037
Osterweis Short Duration Credit Fund (S000077469)
Osterweis Sustainable Credit Fund (S000077470)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Osterweis Short Duration Credit Fund, and the Osterweis Sustainable Credit Fund, (the “Funds”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment for the Funds dated October 10, 2022, and filed electronically as Post-Effective Amendment No. 841 to the Funds’ Registration Statement on Form N-1A on October 7, 2022.

    If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at carl.gee@usbank.com or (414) 516-1716.

Sincerely,

/s/ Carl G. Gee

Carl G. Gee, Esq.
Vice President & Secretary of the Trust